Time Based Option Awards Outstanding (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices lower limit	$ 16.56	$ 16.56	$ 16.56
Range of exercise prices upper limit	$ 18.87	$ 18.87	$ 17.96
Outstanding	1,956,833	1,417,246	1,320,050
Remaining contractual life (years)	8 years 3 months 18 days	8 years 8 months 16 days	9 years 8 months 19 days
Weighted average exercise price	$ 17.43	$ 16.75	$ 16.60
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices lower limit	$ 16.56	$ 16.56	$ 16.56
Range of exercise prices upper limit	$ 18.87	$ 18.87	$ 17.96
Outstanding	1,956,833	1,417,246	1,320,050
Remaining contractual life (years)	8 years 3 months 18 days	8 years 8 months 16 days	9 years 8 months 19 days
Weighted average exercise price	$ 17.43	$ 16.75	$ 16.60